Portfolio of Investments
Columbia U.S. Treasury Index Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 98.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2021	1.750%	4,908,000	4,986,796
07/31/2021	2.250%	2,300,000	2,348,336
08/15/2021	2.750%	8,712,000	8,947,837
08/31/2021	1.125%	4,985,000	5,038,355
08/31/2021	1.500%	1,731,000	1,756,492
08/31/2021	2.000%	2,650,000	2,703,311
09/15/2021	2.750%	2,466,000	2,538,053
09/30/2021	1.125%	3,519,000	3,559,276
09/30/2021	1.500%	12,852,000	13,055,825
10/15/2021	2.875%	7,745,000	7,998,830
10/31/2021	1.250%	2,849,000	2,888,285
10/31/2021	1.500%	7,956,000	8,090,879
11/15/2021	2.875%	10,796,000	11,175,969
11/30/2021	1.500%	1,610,000	1,639,181
11/30/2021	1.750%	2,431,000	2,483,134
11/30/2021	1.875%	1,232,000	1,260,442
12/15/2021	2.625%	5,501,000	5,688,163
12/31/2021	1.625%	1,362,000	1,390,730
01/15/2022	2.500%	5,944,000	6,147,628
01/31/2022	1.375%	8,950,000	9,116,764
01/31/2022	1.500%	3,651,000	3,725,589
01/31/2022	1.875%	3,096,000	3,176,544
02/15/2022	2.000%	3,000,000	3,085,781
02/15/2022	2.500%	2,575,000	2,668,444
02/28/2022	1.125%	1,822,000	1,850,825
02/28/2022	1.750%	4,010,000	4,112,130
02/28/2022	1.875%	3,519,000	3,615,910
03/15/2022	2.375%	2,538,000	2,630,201
03/31/2022	1.750%	3,661,000	3,759,389
03/31/2022	1.875%	7,641,000	7,862,171
04/15/2022	2.250%	6,399,000	6,629,214
04/30/2022	0.125%	5,134,000	5,134,201
04/30/2022	1.750%	1,145,000	1,177,427
04/30/2022	1.875%	3,624,000	3,734,277
05/15/2022	2.125%	11,627,000	12,040,758
05/31/2022	1.750%	3,487,000	3,590,112
05/31/2022	1.875%	2,679,000	2,764,288
06/30/2022	1.750%	4,977,000	5,130,782
06/30/2022	2.125%	3,763,000	3,906,317
07/31/2022	1.875%	2,811,000	2,908,946
07/31/2022	2.000%	2,630,000	2,728,214
08/15/2022	1.500%	5,166,000	5,311,294
08/15/2022	1.625%	6,041,000	6,225,534
08/31/2022	1.625%	5,252,000	5,415,715
08/31/2022	1.875%	5,303,000	5,496,062
09/15/2022	1.500%	10,183,000	10,482,126
09/30/2022	1.750%	4,941,000	5,114,321
09/30/2022	1.875%	6,120,000	6,351,413
10/15/2022	1.375%	5,539,000	5,691,755
10/31/2022	1.875%	2,532,000	2,631,500
10/31/2022	2.000%	6,441,000	6,711,723
11/30/2022	2.000%	3,927,000	4,098,499
12/15/2022	1.625%	4,795,000	4,966,197
12/31/2022	2.125%	6,873,000	7,204,300
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2023	1.500%	8,964,000	9,266,535
01/31/2023	1.750%	3,340,000	3,475,427
01/31/2023	2.375%	1,475,000	1,557,623
02/15/2023	1.375%	17,896,000	18,465,037
02/28/2023	1.500%	2,065,000	2,138,243
02/28/2023	2.625%	2,928,000	3,116,490
03/15/2023	0.500%	2,712,000	2,739,120
03/31/2023	1.500%	4,328,000	4,486,919
03/31/2023	2.500%	4,278,000	4,548,717
04/15/2023	0.250%	3,780,000	3,793,584
04/30/2023	2.750%	3,348,000	3,588,899
05/15/2023	0.125%	2,239,000	2,239,525
05/15/2023	1.750%	4,330,000	4,526,541
05/31/2023	1.625%	7,274,000	7,582,577
05/31/2023	2.750%	3,539,000	3,801,107
06/15/2023	0.250%	4,583,000	4,599,828
06/30/2023	1.375%	7,958,000	8,247,099
06/30/2023	2.625%	6,836,000	7,332,678
07/31/2023	1.250%	3,432,000	3,547,294
07/31/2023	2.750%	2,107,000	2,272,103
08/15/2023	2.500%	3,323,000	3,561,581
08/31/2023	1.375%	692,000	718,545
08/31/2023	2.750%	1,832,000	1,979,276
09/30/2023	1.375%	4,418,000	4,591,614
09/30/2023	2.875%	1,967,000	2,137,268
10/31/2023	1.625%	4,343,000	4,553,025
10/31/2023	2.875%	3,399,000	3,700,130
11/15/2023	2.750%	5,496,000	5,965,736
11/30/2023	2.125%	3,030,000	3,229,791
11/30/2023	2.875%	4,657,000	5,079,768
12/31/2023	2.250%	3,622,000	3,881,765
12/31/2023	2.625%	5,549,000	6,017,630
01/31/2024	2.500%	4,312,000	4,665,719
02/15/2024	2.750%	3,580,000	3,909,192
02/29/2024	2.125%	4,896,000	5,241,780
02/29/2024	2.375%	7,373,000	7,958,232
03/31/2024	2.125%	6,657,000	7,136,512
04/30/2024	2.000%	3,166,000	3,384,157
04/30/2024	2.250%	9,466,000	10,205,531
05/15/2024	2.500%	3,886,000	4,229,365
05/31/2024	2.000%	6,944,000	7,431,165
06/30/2024	1.750%	2,038,000	2,163,942
06/30/2024	2.000%	2,523,000	2,703,552
07/31/2024	1.750%	5,053,000	5,371,181
07/31/2024	2.125%	7,678,000	8,276,044
08/15/2024	2.375%	6,973,000	7,590,764
08/31/2024	1.250%	6,494,000	6,778,620
09/30/2024	1.500%	4,452,000	4,696,512
10/31/2024	1.500%	4,952,000	5,228,229
10/31/2024	2.250%	3,416,000	3,714,633
11/15/2024	2.250%	896,000	975,030
11/30/2024	1.500%	2,174,000	2,297,476
11/30/2024	2.125%	346,000	374,896
12/31/2024	1.750%	1,636,000	1,748,219
12/31/2024	2.250%	1,789,000	1,950,709
Columbia U.S. Treasury Index Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2020 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/2025	1.375%	6,343,000	6,678,485
01/31/2025	2.500%	2,209,000	2,436,976
02/15/2025	2.000%	17,173,000	18,569,648
02/28/2025	1.125%	2,050,000	2,137,285
02/28/2025	2.750%	5,138,000	5,734,891
03/31/2025	0.500%	3,215,000	3,259,960
03/31/2025	2.625%	3,771,000	4,194,354
04/30/2025	0.375%	4,205,000	4,239,166
04/30/2025	2.875%	5,744,000	6,466,936
05/15/2025	2.125%	5,903,000	6,440,726
05/31/2025	0.250%	1,119,000	1,121,448
05/31/2025	2.875%	8,714,000	9,828,439
06/30/2025	0.250%	4,969,000	4,977,929
06/30/2025	2.750%	3,280,000	3,685,388
07/31/2025	2.875%	2,468,000	2,793,082
08/15/2025	2.000%	5,917,000	6,441,672
08/31/2025	2.750%	4,848,000	5,464,226
09/30/2025	3.000%	3,564,000	4,068,807
10/31/2025	3.000%	3,111,000	3,557,477
11/15/2025	2.250%	7,923,000	8,754,296
11/30/2025	2.875%	6,613,000	7,531,070
01/31/2026	2.625%	4,569,000	5,156,188
02/15/2026	1.625%	5,126,000	5,506,045
02/15/2026	6.000%	3,073,000	4,034,753
02/28/2026	2.500%	4,259,000	4,783,389
03/31/2026	2.250%	6,048,000	6,715,643
04/30/2026	2.375%	6,787,000	7,592,956
05/15/2026	1.625%	5,906,000	6,356,794
05/31/2026	2.125%	4,135,000	4,570,790
07/31/2026	1.875%	3,061,000	3,344,621
08/15/2026	1.500%	8,703,000	9,316,969
08/31/2026	1.375%	5,002,000	5,318,924
10/31/2026	1.625%	2,647,000	2,857,726
11/15/2026	2.000%	8,262,000	9,114,019
11/30/2026	1.625%	3,260,000	3,521,309
12/31/2026	1.750%	2,844,000	3,096,405
01/31/2027	1.500%	7,038,000	7,554,853
02/15/2027	2.250%	5,499,000	6,170,909
03/31/2027	0.625%	2,295,000	2,333,370
04/30/2027	0.500%	3,196,000	3,222,467
05/15/2027	2.375%	5,000,000	5,670,313
05/31/2027	0.500%	5,916,000	5,963,143
08/15/2027	2.250%	7,202,000	8,132,633
11/15/2027	2.250%	8,740,000	9,898,050
02/15/2028	2.750%	8,150,000	9,558,422
05/15/2028	2.875%	7,901,000	9,377,499
08/15/2028	2.875%	7,563,000	9,010,605
11/15/2028	3.125%	5,535,000	6,733,673
11/15/2028	5.250%	2,293,000	3,189,061
02/15/2029	2.625%	9,624,000	11,356,320
02/15/2029	5.250%	6,351,000	8,896,362
05/15/2029	2.375%	6,437,000	7,484,018
08/15/2029	1.625%	6,694,000	7,363,400
11/15/2029	1.750%	5,207,000	5,798,483
02/15/2030	1.500%	9,114,000	9,949,925
05/15/2030	0.625%	6,450,000	6,504,422
05/15/2030	6.250%	1,377,000	2,133,059
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2031	5.375%	1,250,000	1,871,094
02/15/2036	4.500%	1,132,000	1,764,859
05/15/2038	4.500%	2,670,000	4,307,878
02/15/2039	3.500%	3,354,000	4,866,444
05/15/2039	4.250%	1,608,000	2,547,675
08/15/2039	4.500%	623,000	1,017,340
11/15/2039	4.375%	2,197,000	3,545,752
02/15/2040	4.625%	3,245,000	5,399,883
05/15/2040	1.125%	5,265,000	5,405,674
05/15/2040	4.375%	3,438,000	5,579,767
02/15/2041	4.750%	1,113,000	1,900,448
05/15/2041	4.375%	852,000	1,396,082
08/15/2041	3.750%	2,049,000	3,118,962
02/15/2042	3.125%	568,000	798,750
08/15/2042	2.750%	2,255,000	3,002,321
11/15/2042	2.750%	5,404,000	7,192,386
02/15/2043	3.125%	4,343,000	6,114,808
05/15/2043	2.875%	4,744,000	6,442,945
08/15/2043	3.625%	2,765,000	4,190,271
11/15/2043	3.750%	3,315,000	5,119,085
02/15/2044	3.625%	4,205,000	6,394,228
05/15/2044	3.375%	3,278,000	4,820,197
08/15/2044	3.125%	4,699,000	6,668,909
11/15/2044	3.000%	4,402,000	6,138,039
02/15/2045	2.500%	5,127,000	6,596,206
05/15/2045	3.000%	4,084,000	5,712,495
08/15/2045	2.875%	3,940,000	5,410,728
11/15/2045	3.000%	2,890,000	4,058,644
02/15/2046	2.500%	4,336,000	5,608,345
05/15/2046	2.500%	4,493,000	5,821,945
08/15/2046	2.250%	5,302,000	6,576,965
11/15/2046	2.875%	4,526,000	6,278,411
02/15/2047	3.000%	4,515,000	6,411,300
05/15/2047	3.000%	4,533,000	6,444,651
08/15/2047	2.750%	4,820,000	6,580,806
11/15/2047	2.750%	4,171,000	5,705,798
02/15/2048	3.000%	4,880,000	6,980,687
05/15/2048	3.125%	4,976,000	7,282,842
08/15/2048	3.000%	4,252,000	6,108,264
11/15/2048	3.375%	4,863,000	7,456,347
02/15/2049	3.000%	4,613,000	6,656,415
05/15/2049	2.875%	4,699,000	6,649,085
08/15/2049	2.250%	5,031,000	6,342,990
11/15/2049	2.375%	5,329,000	6,898,557
02/15/2050	2.000%	10,784,000	12,962,705
05/15/2050	1.250%	3,557,000	3,604,241
Total U.S. Treasury Obligations (Cost $1,005,560,503)			1,107,241,183

2	Columbia U.S. Treasury Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2020 (Unaudited)
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.177%(a),(b)	6,236,852	6,236,852
Total Money Market Funds (Cost $6,236,394)		6,236,852
Total Investments in Securities (Cost: $1,011,796,897)		1,113,478,035
Other Assets & Liabilities, Net		8,366,223
Net Assets		1,121,844,258
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at July 31, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.177%
	12,559,865	55,809,240	(62,130,508)	(1,745)	6,236,852	(1,447)	4,365	6,236,852
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia U.S. Treasury Index Fund | Quarterly Report 2020	3